SHARE-BASED COMPENSATION (Details) ¥ in Thousands												12 Months Ended
	Jul. 01, 2024 $ / shares shares	Jan. 01, 2024 $ / shares shares	Jul. 01, 2023 $ / shares shares	Jan. 01, 2023 $ / shares shares	Jul. 01, 2022 $ / shares shares	Jan. 01, 2022 $ / shares shares	Jul. 01, 2021 $ / shares shares	Jun. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Jun. 30, 2020 $ / shares shares	Jul. 01, 2019 $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 CNY (¥) shares	Jul. 01, 2017 shares	Sep. 30, 2015 shares
Employee and Non-employee RSUs
Number of Restricted Shares
Unvested at beginning of the period (in shares)		2,159,748		3,203,830								2,159,748		3,203,830
Granted (in shares)												1,794,136		909,842
Vested (in shares)												(2,228,986)		(1,349,098)
Forfeited (in shares)												(572,112)		(604,826)
Unvested at end of the period (in shares)												1,152,786		2,159,748		3,203,830
Weighted-Average Grant-Date Fair Value
Unvested at beginning of the period (in dollars per share) | $ / shares		$ 1.17		$ 1.48									$ 1.17		$ 1.48
Granted (in dollars per share) | $ / shares													2.18		0.9
Vested (in dollars per share) | $ / shares													1.94		1.62
Forfeited (in dollars per share) | $ / shares													1.47		1.42
Unvested at end of the period (in dollars per share) | $ / shares													$ 1.12		$ 1.17
Employee and Non-employee RSUs | The 2015 Share Incentive Plan
SHARE-BASED COMPENSATION
Ordinary shares were reserved for issuance																		3,939,100
Employee and Non-employee RSUs | The 2017 Share Incentive Plan
SHARE-BASED COMPENSATION
Approximate percentage of vested shares											20.00%
Number of Restricted Shares
Granted (in shares)											43,386
Weighted-Average Grant-Date Fair Value
Vested (in dollars per share) | $ / shares											$ 6.92
Employee and Non-employee RSUs | The 2020 Share Incentive Plan
SHARE-BASED COMPENSATION
Approximate percentage of vested shares	96.00%			30.20%	79.50%	3.10%				15.40%
Number of Restricted Shares
Granted (in shares)	1,602,102	192,034	430,028	479,814	10,754,250	168,022	1,381,350	1,830,024	143,560	2,592,140
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share) | $ / shares	$ 2.26	$ 1.56	$ 1.14	$ 0.69	$ 0.88	$ 1.43	$ 2.79	$ 3.01	$ 1.67	$ 2.07
Maximum | Employee and Non-employee RSUs | The 2017 Share Incentive Plan
SHARE-BASED COMPENSATION
Ordinary shares were reserved for issuance																	6,060,900
Vesting period											4 years
Maximum | Employee and Non-employee RSUs | The 2020 Share Incentive Plan
SHARE-BASED COMPENSATION
Ordinary shares were reserved for issuance										18,560,000
Vesting period	3 years	3 years	3 years	3 years	3 years	3 years		3 years	3 years	3 years
Nonemployees
SHARE-BASED COMPENSATION
Recognized deemed dividend | ¥												¥ 10,299		¥ 3,698		¥ 38,168
Directors and employee | Employee and Non-employee RSUs | The 2017 Share Incentive Plan
Number of Restricted Shares
Granted (in shares)											43,386
Directors and employee | Employee and Non-employee RSUs | The 2020 Share Incentive Plan
Number of Restricted Shares
Granted (in shares)	852,932	192,034	237,554	192,794	3,633,302	79,732	447,698	1,060,464	139,912	2,089,724
General and administrative expenses | Employees
SHARE-BASED COMPENSATION
Recognized compensation expenses | ¥												¥ 16,928		¥ 6,752		¥ 22,135
Related Party | CreditEase and its consolidated subsidiaries and VIEs | Nonemployees | Employee and Non-employee RSUs | The 2020 Share Incentive Plan
Number of Restricted Shares
Granted (in shares)	749,170		192,474	287,020	7,120,948	88,290	933,652	769,560	3,648	502,416